11. Segmented information	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 11. Segmented information

Revenue

The Company operates in one reportable business segment, the business of marketing games and entertainment based principally on the game of bingo through its Internet portal, Bingo.com.   Bingo.com is supported by the revenue generated from the deposits received for the games for money and by selling advertising on the website.  The revenue for the quarters ended March 31, 2014 and 2013, has been derived primarily from the revenue generated from the deposits received for the games for money.

The Company had the following revenue by geographical region.

	Three Months ended March 31, 2014	Three Months ended March 31, 2013

Gaming revenue
Western Europe	$31,514	$58,686
Central, Eastern and Southern Europe	2,319	5,534
Nordics	504,445	517,763
Other	3,051	777
Total gaming revenue	$541,329	$582,760

Advertising revenue
Nordics	$46	$79
Other	7,096	7,360
Total advertising revenue	$7,142	$7,439

Total revenue
Western Europe	$31,514	$58,686
Central, Eastern and Southern Europe	2,319	5,534
Nordics	504,491	517,842
Other	10,147	8,137
Total revenue	$548,471	$590,199

Equipment

The Company's equipment is located as follows:

Net Book Value	March 31, 2014	December 31, 2013

Anguilla	$779	$849
Canada	4,359	4,090
United Kingdom	3,832	1,298
United States of America	1,405	1,533
	$10,375	$7,770